CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Treasury stock, shares	895,136
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	58,149,325	56,027,758
Ordinary shares, shares outstanding	57,254,189	56,027,758